Organization and Business Operations (Details) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended
	Mar. 10, 2021	Mar. 06, 2021	Dec. 31, 2020	Mar. 10, 2021	Mar. 31, 2021	Sep. 30, 2021
Organization and Business Operations (Details) [Line Items]
Proposed public offering (in Shares)			22,500,000
Per share unit (in Dollars per share)			$ 10
Sale warrant (in Shares)			5,000,000
Percentage of fair market value			80.00%
Maturity days			185 days			185 days
Redeem of public shares percentage			100.00%			100.00%
Public per share (in Dollars per share)			$ 10			$ 10
Net tangible assets			$ 5,000,001			$ 5,000,001
Dissolution expenses			100,000			100,000
Working capital			$ 27,500			1,200,000
Underwriting fees	$ 596,742	$ 4,500,000
Deferred underwriting fees	1,044,295	$ 7,875,000				$ 1,044,295
Sale of warrants (in Shares)			843,750			25,483,700
Transaction costs	$ 14,495,717			$ 14,495,717
Underwriting discounts						$ 5,096,742
Deferred underwriting discounts						8,919,295
Other offering costs						479,680
Net proceeds					$ 225,000,000
Private placement warrants				$ 1,000
Sponsor overfunded amount						$ 1,000
Percentage of assets held in trust accounts						80.00%
Ownership percentage						50.00%
Business combination description						the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective partner business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lessor of (i) $10.00 per public share and (ii) the actual amount per share held in the Trust Account as of the date of the liquidation of the Trust Account if less than $10.00 per public share due to reductions in the value of the trust assets, in each case net of the interest that may be withdrawn to pay the Company’s tax obligations, provided that such liability will not apply to any claims by a third party or prospective partner business who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended, (the “Securities Act”).
Operating bank account						$ 1,200,000
Capital contribution						25,000
Unsecured promissory note						$ 125,267
Business Acquisition [Member]
Organization and Business Operations (Details) [Line Items]
Outstanding voting securities			50.00%
Sponsor [Member]
Organization and Business Operations (Details) [Line Items]
Price per warrants (in Dollars per share)			$ 0.004
Public per share (in Dollars per share)			$ 10			$ 10
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Underwriters shares (in Shares)			(25,875,000)
Warrants underwriter (in Shares)			5,450,001
Sale of stock price (in Dollars per share)	$ 10			$ 10
Share issued (in Shares)				2,983,700
Generating gross proceeds				$ 29,837,000
Purchase additional units (in Shares)						3,375,000
Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Price per warrants (in Dollars per share)			$ 1.5			$ 1.5
Generating gross proceeds						$ 7,500,000
Sale of warrants (in Shares)						5,000,000
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Per share unit (in Dollars per share)	$ 10	$ 10		$ 10
Sale of stock price (in Dollars per share)			$ 10			$ 10
Share issued (in Shares)		22,500,000
Generating gross proceeds		$ 225,000,000
Sale of warrants (in Shares)			22,500,000			22,500,000
Net proceeds				$ 254,837,000
Class A Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Per share unit (in Dollars per share)			$ 11.5			$ 11.5
Price per warrants (in Dollars per share)						$ 10
Redeem of public shares percentage			100.00%			100.00%
Public per share (in Dollars per share)			$ 10
Class A Ordinary Shares [Member] | IPO [Member]
Organization and Business Operations (Details) [Line Items]
Per share unit (in Dollars per share)						$ 11.5